SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The consolidated financial statements are prepared in accordance with US GAAP. The consolidated financial statements include the assets and liabilities of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

The condensed consolidated financial statements are prepared in accordance with the accounting policies described in the Company Annual Report on Form 20-F for the year ended December 31, 2012.

Interest is capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of vessels constructed for the Company's own use.